SEGMENT DISCLOSURES	12 Months Ended
Nov. 30, 2012
SEGMENT DISCLOSURES [Text Block]
12.	SEGMENT DISCLOSURES

The Company, after reviewing its reporting systems, has determined that it has one reportable segment and geographic segment. The Company’s operations are all related to the research and product development for its wireless electric ammunition, as well as its blunt impact projectile. All assets of the business are located in Canada except for plant and equipment comprising of moulds for $130,295 which is located in the United States of America.